Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Municipal Bond Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Small Cap Core Fund

AMG GW&K Small Cap Value Fund

AMG GW&K Small/Mid Cap Fund

(Statutory Prospectus dated May 1, 2022, as supplemented July 15, 2022, December 9, 2022, and January 31, 2023,

and Statement of Additional Information dated May 1, 2022, as supplemented July 15, 2022 and January 31, 2023)

AMG Renaissance Large Cap Growth Fund

(Statutory Prospectus dated May 1, 2022, as supplemented January 5, 2023, and Statement of Additional

Information dated May 1, 2022)

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

AMG TimesSquare Emerging Markets Small Cap Fund

AMG TimesSquare Global Small Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2022, as supplemented May 4, 2022)

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

AMG Yacktman Global Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2022)

Supplement dated March 9, 2023 to the

Statutory Prospectuses and Statements of Additional Information dated and supplemented as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, AMG GW&K Small/Mid Cap Fund, AMG Renaissance Large Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund, AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Global Fund, each a series of AMG Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated and supplemented as noted above.

Effective immediately, the addresses for BNY Mellon Investment Servicing (US) Inc., the Funds’ transfer agent, that appear in each Statutory Prospectus and SAI have changed. Accordingly, effective immediately, each Statutory Prospectus is revised as follows:

In the sections entitled “Summary of the Fund(s) – Buying and Selling Fund Shares – Transaction Policies” and “Shareholder Guide – How to Buy or Sell Shares”, each instance of the Former Address, as described in the table below, is replaced with the New Address set forth in the table.

Former Address	New Address
AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, RI 02940-9769	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 534426 Pittsburgh, PA 15253-4426

The section entitled “How to Contact Us – Transfer Agent” is deleted and replaced with the following:

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534426

Pittsburgh, PA 15253-4426

800.548.4539

In addition, effective immediately, each SAI is revised as follows:

The section entitled “Management of the Funds – Transfer Agent” is deleted and replaced with the following: “BNY Mellon Investment Servicing (US) Inc., Attn: 534426, AIM 154-0520, 500 Ross Street, Pittsburgh, Pennsylvania 15262 (the “Transfer Agent”), is the transfer agent for the Funds and also serves as the dividend disbursing agent for the Funds.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE